LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.52%
•Fannie Mae Connecticut Avenue Securities Series 2017-C01 1M1 3.32% (LIBOR01M + 1.30%) 7/25/29	110,211	$ 110,391
•Fannie Mae REMICs
Series 2005-106 QF 2.53% (LIBOR01M + 0.51%) 12/25/35	804,754	809,863
Series 2006-40 F 2.32% (LIBOR01M + 0.30%) 5/25/36	61,348	61,176
•Freddie Mac REMICs
Series 3152 JF 2.48% (LIBOR01M + 0.45%) 8/15/35	55,634	55,836
Series 3311 VF 2.27% (LIBOR01M + 0.24%) 5/15/37	153,630	152,813
Series 3800 AF 2.53% (LIBOR01M + 0.50%) 2/15/41	205,587	206,717
•GNMA Series 2010-46 MF 2.60% (LIBOR01M + 0.40%) 5/16/34	212,939	212,849
•Permanent Master Issuer Series 2018-1A 1A1 2.68% (LIBOR03M + 0.38%) 7/15/58	3,000,000	2,997,603
Total Agency Collateralized Mortgage Obligations (Cost $4,604,093)		4,607,248
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.55%
•FREMF Mortgage Trust Series 2014-K716 B B 4.08% 8/25/47	4,820,000	4,954,670
Total Agency Commercial Mortgage-Backed Security (Cost $4,982,451)		4,954,670
AGENCY MORTGAGE-BACKED SECURITY–0.03%
•Freddie Mac Structured Agency Credit Risk Debt Notes 3.07% (LIBOR01M + 1.05%) 12/25/29	300,000	298,858
Total Agency Mortgage-Backed Security (Cost $298,851)		298,858
AGENCY OBLIGATIONS–3.35%
Federal Home Loan Mortgage
2.25% 8/8/22	10,000,000	9,975,162
2.38% 7/15/21	5,000,000	5,000,020
Series 0000 2.75% 5/22/24	15,000,000	15,008,851
Total Agency Obligations (Cost $29,989,649)		29,984,033
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BOND–0.01%
Huron Consulting Group 1.25% exercise price $1.25, maturity date 10/1/19	110,000	$ 109,833
Total Convertible Bond (Cost $110,000)		109,833

	Number of Shares
CONVERTIBLE PREFERRED STOCK–0.02%
A Schulman 6.00% exercise price $1.00, maturity date 6/1/21	155	163,137
Total Convertible Preferred Stock (Cost $147,219)		163,137

	Principal Amount°
CORPORATE BONDS–51.74%
Aerospace & Defense–2.39%
General Dynamics
3.00% 5/11/21	400,000	407,122
3.38% 5/15/23	9,555,000	10,004,167
L3Harris Technologies 3.85% 6/15/23	4,185,000	4,411,975
United Technologies
2.30% 5/4/22	2,000,000	2,019,141
3.65% 8/16/23	4,295,000	4,548,006
		21,390,411
Agriculture–0.61%
Bunge Limited Finance 4.35% 3/15/24	5,160,000	5,438,748
		5,438,748
Airlines–0.13%
♦United Airlines Pass Through Trust
3.75% 3/3/28	684,637	722,634
4.00% 10/11/27	385,234	409,812
		1,132,446
Auto Manufacturers–0.65%
General Motors Financial
4.38% 9/25/21	5,500,000	5,683,867
5.25% 3/1/26	95,000	103,128
		5,786,995
Banks–17.63%
Banco Santander 3.31% 6/27/29	600,000	620,652
Bank of America
•3.06% (LIBOR03M + 0.77%) 2/5/26	12,160,000	12,046,541
3.19% (LIBOR03M + 1.18%) 7/23/30	990,000	1,022,296
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Bank of New York Mellon 3.32% (LIBOR03M + 1.05%) 10/30/23	10,127,000	$ 10,304,309
Branch Banking & Trust
•2.47% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,514,753
2.50% 8/1/24	236,000	238,053
2.64% (H15T5Y + 1.15%) 9/17/29	372,000	369,811
•Citigroup 3.22% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,854,453
Citizens Bank
2.55% 5/13/21	4,000,000	4,028,556
•2.90% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,759,348
Citizens Financial Group
2.38% 7/28/21	1,000,000	1,002,849
2.85% 7/27/26	3,080,000	3,113,913
4.30% 12/3/25	750,000	802,564
Compass Bank 3.88% 4/10/25	970,000	1,010,749
μCredit Suisse Group
2.59% (SOFR + 1.56%) 9/11/25	840,000	832,260
4.21% (LIBOR03M + 1.24%) 6/12/24	2,480,000	2,612,883
Fifth Third Bancorp 3.65% 1/25/24	2,860,000	3,016,677
•Goldman Sachs Group 3.33% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,953,859
Huntington Bancshares 2.30% 1/14/22	935,000	940,375
Huntington National Bank 2.50% 8/7/22	6,290,000	6,356,834
JPMorgan Chase & Co.
•3.15% (LIBOR03M + 0.89%) 7/23/24	13,830,000	13,888,591
5.00% 12/31/99	1,070,000	1,095,273
Morgan Stanley
•3.41% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,136,608
5.00% 11/24/25	255,000	285,964
•PNC Bank 2.76% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,516,905
•PNC Bank NA 2.71% (LIBOR03M + 0.45%) 7/22/22	6,000,000	6,000,568
Regions Financial 3.80% 8/14/23	1,180,000	1,244,527
Royal Bank of Canada 2.75% 2/1/22	5,285,000	5,381,937
μRoyal Bank of Scotland Group 8.63% 8/15/21	1,550,000	1,663,692
μState Street 2.65% 5/15/23	5,140,000	5,226,107
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
SunTrust Bank
2.45% 8/1/22	2,000,000	$ 2,019,516
2.70% 1/27/22	1,360,000	1,375,648
2.80% 5/17/22	80,000	81,420
SVB Financial Group 3.50% 1/29/25	770,000	793,736
UBS Group Funding Switzerland
3.00% 4/15/21	10,365,000	10,492,448
μ7.13% (USSW5 + 5.88%) 8/10/21	305,000	320,631
US Bancorp
3.00% 7/30/29	660,000	680,996
3.38% 2/5/24	1,895,000	1,994,468
US Bank 3.40% 7/24/23	2,545,000	2,668,550
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	465,000	397,119
•Wells Fargo & Co. 3.49% (LIBOR03M + 1.23%) 10/31/23	6,115,000	6,210,557
Zions Bancorporation 3.35% 3/4/22	1,020,000	1,043,154
		157,920,150
Chemicals–1.08%
•DowDuPont 3.27% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,678,139
FMC 3.45% 10/1/29	235,000	239,244
Methanex 5.25% 12/15/29	525,000	528,134
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	355,000	362,316
Sherwin-Williams 2.95% 8/15/29	2,855,000	2,866,358
Syngenta Finance
3.93% 4/23/21	565,000	575,515
4.44% 4/24/23	365,000	381,670
		9,631,376
Commercial Services–0.26%
Global Payments
2.65% 2/15/25	1,050,000	1,056,156
3.20% 8/15/29	1,290,000	1,310,876
		2,367,032
Computers–1.31%
Apple
2.20% 9/11/29	1,365,000	1,342,967
•2.68% (LIBOR03M + 0.50%) 2/9/22	5,820,000	5,870,569
International Business Machines
3.00% 5/15/24	4,055,000	4,207,059
3.30% 5/15/26	335,000	353,548

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines (continued)
3.50% 5/15/29	5,000	$ 5,371
		11,779,514
Diversified Financial Services–3.26%
AerCap Ireland Capital 3.65% 7/21/27	2,485,000	2,530,700
Avolon Holdings Funding
3.95% 7/1/24	5,675,000	5,827,941
4.38% 5/1/26	825,000	854,329
•Charles Schwab 2.47% (LIBOR03M + 0.32%) 5/21/21	4,150,000	4,157,480
CPPIB Capital 3.13% 9/25/23	5,110,000	5,375,771
GTP Acquisition Partners I 2.35% 6/15/45	470,000	469,879
Intercontinental Exchange 3.45% 9/21/23	3,450,000	3,613,953
International Lease Finance 8.63% 1/15/22	5,640,000	6,403,410
		29,233,463
Electric–5.29%
AEP Texas 2.40% 10/1/22	6,205,000	6,234,201
American Transmission Systems 5.25% 1/15/22	755,000	804,674
Berkshire Hathaway Energy 3.75% 11/15/23	4,730,000	5,025,199
CenterPoint Energy 3.85% 2/1/24	4,535,000	4,788,191
Duke Energy
1.80% 9/1/21	8,170,000	8,136,055
4.88% (H15T5Y + 3.39%) 12/31/99	1,115,000	1,144,687
Entergy Arkansas 4.20% 4/1/49	760,000	881,048
Evergy
2.90% 9/15/29	1,105,000	1,101,775
4.85% 6/1/21	160,000	165,535
Fortis 2.10% 10/4/21	4,985,000	4,970,081
ITC Holdings 2.70% 11/15/22	2,780,000	2,808,534
Nevada Power 2.75% 4/15/20	820,000	823,552
NextEra Energy Capital Holdings 3.15% 4/1/24	6,130,000	6,335,384
NRG Energy 3.75% 6/15/24	1,690,000	1,740,498
NV Energy 6.25% 11/15/20	720,000	752,166
Vistra Operations LLC 3.55% 7/15/24	1,700,000	1,713,125
		47,424,705
Environmental Control–0.75%
Waste Management 2.95% 6/15/24	6,480,000	6,709,607
		6,709,607
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.15%
Georgia-Pacific 8.00% 1/15/24	1,125,000	$ 1,385,764
		1,385,764
Gas–0.03%
Boston Gas 3.00% 8/1/29	285,000	293,919
		293,919
Health Care Products–1.37%
Abbott Laboratories 2.90% 11/30/21	6,690,000	6,813,217
Alcon Finance 2.75% 9/23/26	245,000	247,395
Becton Dickinson & Co. 3.36% 6/6/24	5,010,000	5,229,262
		12,289,874
Insurance–0.61%
Marsh & McLennan 4.38% 3/15/29	4,835,000	5,472,777
		5,472,777
Lodging–0.36%
Marriott International 4.15% 12/1/23	3,005,000	3,200,317
		3,200,317
Machinery Diversified–0.08%
Roper Technologies
2.35% 9/15/24	510,000	511,252
2.95% 9/15/29	185,000	185,838
		697,090
Media–1.85%
Charter Communications Operating 4.50% 2/1/24	5,600,000	6,020,060
•Comcast 2.93% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,943,789
Fox 4.71% 1/25/29	490,000	560,138
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,778,940
Walt Disney
1.75% 8/30/24	620,000	614,322
2.00% 9/1/29	665,000	648,545
		16,565,794
Miscellaneous Manufacturing–1.17%
3M
2.00% 2/14/25	765,000	760,793
2.38% 8/26/29	370,000	368,509
2.75% 3/1/22	1,960,000	2,008,732
•General Electric
2.67% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,514,571

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
•General Electric (continued)
2.93% (LIBOR03M + 0.62%) 1/9/20	3,840,000	$ 3,835,711
		10,488,316
Oil & Gas–2.66%
•Chevron 2.66% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,678,240
•ConocoPhillips 3.06% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,162,402
Exxon Mobil
2.02% 8/16/24	720,000	725,166
2.28% 8/16/26	310,000	312,712
•2.48% (LIBOR03M + 0.37%) 3/6/22	5,795,000	5,822,141
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	295,000	319,507
Marathon Oil 2.80% 11/1/22	905,000	910,924
Noble Energy 3.25% 10/15/29	150,000	148,817
Occidental Petroleum
2.90% 8/15/24	935,000	943,044
3.50% 8/15/29	505,000	512,588
•Shell International Finance 2.58% (LIBOR03M + 0.40%) 11/13/23	3,250,000	3,251,023
		23,786,564
Oil & Gas Services–0.12%
Schlumberger Holdings 4.30% 5/1/29	1,010,000	1,107,263
		1,107,263
Pharmaceuticals–3.58%
AstraZeneca 3.50% 8/17/23	6,710,000	7,015,254
Bristol-Myers Squibb 2.90% 7/26/24	9,755,000	10,063,515
•Cigna 3.19% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,440,094
CVS Health 2.13% 6/1/21	7,885,000	7,879,361
Takeda Pharmaceutical 4.40% 11/26/23	1,545,000	1,664,947
		32,063,171
Pipelines–2.08%
Enbridge Energy Partners
4.38% 10/15/20	440,000	449,278
5.20% 3/15/20	90,000	91,141
Energy Transfer Operating 4.50% 4/15/24	5,000,000	5,333,044
Enterprise Products Operating 3.13% 7/31/29	256,000	262,685
MPLX 4.88% 12/1/24	4,190,000	4,602,322
ONEOK 7.50% 9/1/23	1,765,000	2,066,243
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	$ 123,585
5.75% 5/15/24	5,110,000	5,698,996
		18,627,294
Real Estate Investment Trusts–0.24%
Crown Castle International 5.25% 1/15/23	985,000	1,073,089
WP Carey 4.60% 4/1/24	980,000	1,048,922
		2,122,011
Retail–0.84%
Dollar Tree 3.70% 5/15/23	7,250,000	7,523,692
		7,523,692
Semiconductors–0.69%
Analog Devices 2.95% 1/12/21	225,000	226,750
Microchip Technology
3.92% 6/1/21	480,000	490,458
4.33% 6/1/23	4,715,000	4,955,688
NXP 4.30% 6/18/29	470,000	503,080
		6,175,976
Software–0.19%
CDK Global 5.00% 10/15/24	620,000	661,850
Fiserv 3.80% 10/1/23	950,000	1,005,983
		1,667,833
Telecommunications–2.08%
Deutsche Telekom International Finance 1.95% 9/19/21	485,000	481,940
Sprint Spectrum 4.74% 9/20/29	2,650,000	2,823,602
•Verizon Communications 3.26% (LIBOR03M + 1.10%) 5/15/25	8,905,000	9,049,864
•Vodafone Group 3.31% (LIBOR03M + 0.99%) 1/16/24	6,190,000	6,247,358
		18,602,764
Trucking & Leasing–0.28%
Aviation Capital Group 4.38% 1/30/24	2,395,000	2,523,656
		2,523,656
Total Corporate Bonds (Cost $453,500,363)		463,408,522
•LOAN AGREEMENTS–6.51%
American Airlines 4.03% (LIBOR01M + 2.00%) 12/14/23	4,357,486	4,360,601

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
•LOAN AGREEMENTS (continued)
Aramark Services 3.79% (LIBOR01M + 1.75%) 3/28/24	1,666,081	$ 1,671,288
Builders FirstSource 5.04% (LIBOR01M + 3.00%) 2/29/24	172,248	172,974
Calpine Construction Finance 4.54% (LIBOR01M + 2.50%) 1/15/25	3,933,105	3,942,938
Charter Communications Operating 1st Lien 4.05% (LIBOR01M + 2.00%) 4/30/25	3,954,067	3,982,497
CityCenter Holdings 4.29% (LIBOR01M + 2.25%) 4/18/24	1,481,061	1,486,267
Coral-US Co-Borrower 5.29% (LIBOR01M + 3.25%) 1/30/26	1,874,667	1,884,687
CROWN Americas Tranche B 1st Lien 4.06% (LIBOR01M + 2.00%) 4/3/25	1,695,805	1,706,709
CSC Holdings 4.28% (LIBOR01M + 2.25%) 7/17/25	1,955,000	1,956,916
ESH Hospitality, Inc. 4.04% 9/18/26	806,404	811,129
Flying Fortress Holdings Tranche B 1st Lien 3.85% (LIBOR03M + 1.75%) 10/30/22	2,200,000	2,209,163
HCA 1st Lien 3.79% (LIBOR01M + 1.75%) 3/17/23	1,480,052	1,486,438
Hilton Worldwide Finance Tranche B2 3.77% (LIBOR01M + 1.75%) 6/22/26	2,003,247	2,017,399
Lamar Media Tranche B 1st Lien 3.81% (LIBOR01M + 1.75%) 3/14/25	3,984,548	4,006,981
MGM Growth Properties Operating Partnership LP 4.04% (LIBOR01M + 2.00%) 3/21/25	4,078,866	4,093,876
ON Semiconductor Corporation 4.04% (LIBOR01M + 2.00%) 9/6/26	2,637,283	2,652,131
RPI Finance Trust Tranche B6 1st Lien 4.04% (LIBOR01M + 2.00%) 3/27/23	2,437,224	2,452,835
Sinclair Television Group 4.30% (LIBOR01M + 2.25%) 1/3/24	4,351,630	4,369,994
	Principal Amount°	Value (U.S. $)
•LOAN AGREEMENTS (continued)
Sprint Communications Tranche B 1st Lien 4.56% (LIBOR01M + 2.50%) 2/2/24	3,401,152	$ 3,382,021
SS&C European Holdings Tranche B4 1st Lien 4.29% (LIBOR01M + 2.25%) 4/16/25	838,051	841,906
SS&C Technologies Tranche B3 1st Lien 4.29% (LIBOR01M + 2.25%) 4/16/25	1,268,768	1,274,605
Telenet Financing USD LLC 4.28% (LIBOR01M + 2.25%) 8/15/26	1,000,000	1,001,505
TEX Operations 4.04% (LIBOR01M + 2.00%) 8/4/23	1,488,425	1,494,937
WR Grace & Co-Conn Tranche B1 1st Lien 3.85% (LIBOR03M + 1.75%) 4/3/25	1,830,970	1,838,696
WR Grace & Co-Conn Tranche B2 1st Lien 3.85% (LIBOR03M + 1.75%) 4/3/25	3,138,805	3,152,051
Total Loan Agreements (Cost $58,109,352)		58,250,544
NON-AGENCY ASSET-BACKED SECURITIES–16.30%
•Allegro CLO VI Series 2017-2A A 3.43% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,583,570
•American Express Credit Account Master Trust
Series 2017-2 A 2.48% (LIBOR01M + 0.45%) 9/16/24	6,080,000	6,094,245
Series 2017-5 A 2.41% (LIBOR01M + 0.38%) 2/18/25	7,525,000	7,539,368
Series 2017-8 A 2.15% (LIBOR01M + 0.12%) 5/16/22	7,240,000	7,239,995
Series 2018-5 A 2.37% (LIBOR01M + 0.34%) 12/15/25	2,000,000	2,002,701
•Apex Credit CLO Series 2018-1A A2 3.31% (LIBOR03M + 1.03%) 4/25/31	500,000	484,098
•Barclays Dryrock Issuance Trust
Series 2017-1 A 2.36% (LIBOR01M + 0.33%) 3/15/23	1,900,000	1,901,835
Series 2017-2 A 2.33% (LIBOR01M + 0.30%) 5/15/23	5,890,000	5,894,537

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•BMW Floorplan Master Owner Trust Series 2018-1 A2 2.35% (LIBOR01M + 0.32%) 5/15/23	5,281,000	$ 5,282,544
Chase Issuance Trust
Series 2014-A2 A2 2.77% 3/15/23	12,600,000	12,758,219
•Series 2016-A3 A3 2.58% (LIBOR01M + 0.55%) 6/15/23	6,285,000	6,326,288
•Series 2017-A1 A 2.33% (LIBOR01M + 0.30%) 1/15/22	1,790,000	1,790,981
•Series 2018-A1 A1 2.23% (LIBOR01M + 0.20%) 4/17/23	7,884,000	7,890,195
•Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.53% (LIBOR01M + 0.49%) 12/7/23	7,000,000	7,040,775
Series 2017-A5 A5 2.67% (LIBOR01M + 0.62%) 4/22/26	720,000	725,319
Series 2017-A7 A7 2.41% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,509,862
Series 2018-A2 A2 2.37% (LIBOR01M + 0.33%) 1/20/25	5,255,000	5,261,895
Series 2018-A4 A4 2.38% (LIBOR01M + 0.34%) 6/7/25	2,500,000	2,499,006
CNH Equipment Trust
2.55% 9/15/22	2,045,000	2,052,777
Series 2019-A A2 2.96% 5/16/22	2,000,000	2,009,597
•CVP CLO Series 2017-2A A 3.47% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,994,525
•Discover Card Execution Note Trust
Series 2017-A1 A1 2.52% (LIBOR01M + 0.49%) 7/15/24	7,918,000	7,962,943
Series 2018-A2 A2 2.36% (LIBOR01M + 0.33%) 8/15/25	2,545,000	2,534,969
Ford Credit Auto Owner Trust 2017-C Series 2017-C A3 2.01% 3/15/22	2,231,289	2,230,559
•Galaxy XXI CLO Series 2015-21A AR 3.30% (LIBOR03M + 1.02%) 4/20/31	1,000,000	990,163
Honda Auto Receivables 2019-2 Owner Trust Series 2019-2 A2 2.57% 12/21/21	10,250,000	10,296,481
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust 2018-B Series 2018-B A2 3.04% 6/15/21	1,210,443	$ 1,214,849
•Mariner ClO 5 Series 2018-5A A 3.39% (LIBOR03M + 1.11%) 4/25/31	500,000	497,014
•Mercedes-Benz Master Series 2019-AA A 2.38% (LIBOR01M + 0.35%) 5/15/23	2,145,000	2,146,065
•Midocean Credit CLO IX Series 2018-9A A1 3.43% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,982,606
•Nissan Master Owner Trust Receivables Series 2017-C A 2.35% (LIBOR01M + 0.32%) 10/17/22	6,465,000	6,466,919
•Northwoods Capital XV Series 2017-15A A 3.46% (LIBOR03M + 1.30%) 6/20/29	1,000,000	1,000,138
•Steele Creek CLO Series 2017-1A A 3.55% (LIBOR03M + 1.25%) 1/15/30	1,500,000	1,497,290
•Toyota Auto Receivables 2018-C Owner Trust Series 2018-C A2B 2.15% (LIBOR01M + 0.12%) 8/16/21	1,993,482	1,993,551
•Trafigura Securitisation Series 2018-1A A1 2.76% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,339,917
•Venture 33 CLO Series 2018-33A A1L 3.44% (LIBOR03M + 1.14%) 7/15/31	3,000,000	2,986,947
•Venture XXVIII CLO Series 2017-28A A2 3.39% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,984,162
Total Non-Agency Asset-Backed Securities (Cost $145,919,030)		146,006,905
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.40%
•BENCHMARK Mortgage Trust Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,897,782
Caesars Palace Las Vegas Trust Series 2017-VICI A 3.53% 10/15/34	4,350,000	4,501,985
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,431,694

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	$ 8,672,736
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,505,046)		21,504,197
REGIONAL BOND–0.47%
Finland—0.47%
•Municipality Finance 2.38% (LIBOR03M + 0.17%) 2/7/20	4,240,000	4,243,244
		4,243,244
Total Regional Bond (Cost $4,241,989)		4,243,244
ΔSOVEREIGN BONDS–1.73%
Canada—0.50%
OMERS Finance Trust 2.50% 5/2/24	4,335,000	4,470,323
		4,470,323
Japan—1.23%
Japan Bank for International Cooperation
•2.70% (LIBOR03M + 0.57%) 2/24/20	8,294,000	8,310,747
3.38% 10/31/23	2,586,000	2,735,585
		11,046,332
Total Sovereign Bonds (Cost $15,200,051)		15,516,655
SUPRANATIONAL BANKS–9.19%
•Asian Development Bank 2.17% (SOFR + 0.24%) 9/10/21	10,000,000	10,002,839
•European Bank for Reconstruction & Development
2.16% (LIBOR03M + 0.00%) 3/23/20	4,325,000	4,325,163
2.25% (SOFR + 0.26%) 8/19/22	9,100,000	9,103,805
•European Investment Bank 2.22% (SOFR + 0.29%) 6/10/22	8,000,000	8,001,013
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•Inter-American Development Bank
2.17% (SOFR + 0.26%) 9/16/22	10,000,000	$ 10,004,315
2.52% (LIBOR03M + 0.22%) 10/15/20	6,065,000	6,077,692
International Bank for Reconstruction & Development
1.95% 11/9/20	4,800,000	4,800,748
2.20% 9/23/22	9,000,000	9,008,142
2.23% 9/6/22	11,000,000	10,972,962
2.80% 6/3/24	10,000,000	10,004,900
Total Supranational Banks (Cost $82,245,431)		82,301,579
U.S. TREASURY OBLIGATIONS–4.88%
•U.S. Treasury Floating Rate
1.99% 4/30/21 (USBMMY3M + 0.14%)	11,155,000	11,139,373
2.07% 7/31/21 (USBMMY3M + 0.22%)	30,450,000	30,428,894
U.S. Treasury Notes
1.50% 9/30/24	1,005,000	1,002,586
1.63% 8/15/29	425,000	423,091
2.38% 5/15/29	645,000	685,061
Total U.S. Treasury Obligations (Cost $43,701,740)		43,679,005

	Number of Shares
PREFERRED STOCK–0.47%
•USB Realty 3.45% (LIBOR03M + 1.15%) 1/15/22	4,900,000	4,196,948
Total Preferred Stock (Cost $4,306,096)		4,196,948
MONEY MARKET FUND–1.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	9,193,472	9,193,472
Total Money Market Fund (Cost $9,193,472)		9,193,472

TOTAL INVESTMENTS–99.19% (Cost $877,054,833)	888,418,850

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	7,217,907
NET ASSETS APPLICABLE TO 88,274,941 SHARES OUTSTANDING–100.00%	$895,636,757

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following swap contracts were outstanding at September 30, 2019:
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Sold/Moody's Ratings
CDX.NA.IG.32 - Quarterly [3]	60,000,000	1.00%	6/20/24	$(1,282,545)	$(1,206,375)	$—	$(76,170)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
3 yr IRS-(Semiannual/Quarterly)	31,630,000	2.56%	(2.13%)[4]	3/13/22	$(749,761)	$—	$—	$(749,761)
5 yr IRS-(Semiannual/Quarterly)	19,380,000	2.53%	(2.13%)[4]	3/13/24	(845,987)	—	—	(845,987)
10 yr IRS-(Semiannual/Quarterly)	9,815,000	2.68%	(2.27%)[4]	1/30/28	(909,041)	—	—	(909,041)
10 yr IRS-(Semiannual/Quarterly)	8,740,000	1.69%	(2.29%)[4]	4/5/26	(117,796)	—	—	(117,796)
3 yr IRS-(Semiannual/Quarterly)	15,825,000	2.84%	(2.12%)[4]	8/17/21	(358,724)	—	—	(358,724)
3 yr IRS-(Semiannual/Quarterly)	31,860,000	1.71%	(2.24%)[4]	8/4/20	85,693	—	85,693	—
5 yr IRS-(Semiannual/Quarterly)	12,410,000	1.88%	(2.29%)[4]	8/3/22	(97,299)	—	—	(97,299)
5 yr IRS-(Semiannual/Quarterly)	22,570,000	2.89%	(2.28%)[4]	4/24/23	(1,247,032)	—	—	(1,247,032)
5 yr IRS-(Semiannual/Quarterly)	22,100,000	2.57%	(2.26%)[4]	1/31/23	(746,162)	—	—	(746,162)
5 yr IRS-(Semiannual/Quarterly)	32,000,000	1.19%	(2.18%)[4]	8/9/21	320,870	—	320,870	—
LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:(continued)
5 yr IRS-(Semiannual/Quarterly)	26,125,000	1.95%	(2.18%)[4]	2/9/22	$(198,458)	$—	$—	$(198,458)
7 yr IRS-(Semiannual/Quarterly)	13,610,000	1.42%	(2.30%)[4]	4/6/23	34,973	—	34,973	—
7 yr IRS-(Semiannual/Quarterly)	7,870,000	2.25%	(2.26%)[4]	10/31/24	(329,749)	—	—	(329,749)
3 yr IRS-(Semiannual/Quarterly)	31,535,000	1.72%	(2.10%)[4]	7/1/22	(81,736)	—	—	(81,736)
5 yr IRS-(Semiannual/Quarterly)	28,830,000	1.75%	(2.10%)[4]	7/1/24	(276,217)	—	—	(276,217)
5 yr IRS-(Semiannual/Quarterly)	48,750,000	2.11%	(2.14%)[4]	5/28/24	(1,564,035)	—	—	(1,564,035)
9 yr IRS-(Semiannual/Quarterly)	10,955,000	1.64%	(2.14%)[4]	9/16/29	(61,583)	—	—	(61,583)
Total IRS Contracts						$—	$441,536	$(7,583,580)
The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[2] Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through September 30, 2019.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
IRS–Interest Rate Swap
JPM-BB–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMICs–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
USSW5–5 year Swap Rate
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$4,607,248	$—	$4,607,248
Agency Commercial Mortgage-Backed Security	—	4,954,670	—	4,954,670
Agency Mortgage-Backed Security	—	298,858	—	298,858
Agency Obligations	—	29,984,033	—	29,984,033
Convertible Bond	—	109,833	—	109,833
Convertible Preferred Stock	163,137	—	—	163,137
Corporate Bonds	—	463,408,522	—	463,408,522
Loan Agreements	—	58,250,544	—	58,250,544
Non-Agency Asset-Backed Securities	—	146,006,905	—	146,006,905
Non-Agency Commercial Mortgage-Backed Securities	—	21,504,197	—	21,504,197
Regional Bond	—	4,243,244	—	4,243,244
Sovereign Bonds	—	15,516,655	—	15,516,655
Supranational Banks	—	82,301,579	—	82,301,579
U.S. Treasury Obligations	—	43,679,005	—	43,679,005
Preferred Stock	—	4,196,948	—	4,196,948
Money Market Fund	9,193,472	—	—	9,193,472
Total Investments	$9,356,609	$879,062,241	$—	$888,418,850
Derivatives:

Assets:
Swap Contracts	$—	$441,536	$—	$441,536
Liabilities:
Swap Contracts	$—	$(7,659,750)	$—	$(7,659,750)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Diversified Floating Rate Fund–11